STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATIONS
Net investment income	$ 2,046,411	$ 2,310,969	$ 2,258,794
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,069)	692,575	2,098,833
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(562,670)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,035,342	3,003,544	3,794,957
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,439,649)	(2,431,405)	(3,264,422)
Net contributions (withdrawals) by The Prudential Insurance Company of America	3,977,480	1,188,050	2,037,750
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	537,831	(1,243,355)	(1,226,672)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,573,173	1,760,189	2,568,285
NET ASSETS
Beginning of year	93,006,006	91,245,817	88,677,532
End of year	$ 95,579,179	$ 93,006,006	$ 91,245,817